ALLIANCE
                           --------------------------
                               VARIABLE PRODUCTS
                           --------------------------
                                  SERIES FUND
                           --------------------------
                               ALLIANCEBERNSTEIN
                           --------------------------
                            UTILITY INCOME PORTFOLIO
                           --------------------------

                              SEMI-ANNUAL REPORT
                                JUNE 30, 2002



                          INVESTMENT PRODUCTS OFFERED
                          ---------------------------
                           >  ARE NOT FDIC INSURED
                           >  MAY LOSE VALUE
                           >  ARE NOT BANK GUARANTEED
                          ---------------------------


ALLIANCEBERNSTEIN UTILITY INCOME PORTFOLIO
TEN LARGEST HOLDINGS
June 30, 2002 (unaudited)                Alliance Variable Products Series Fund
_______________________________________________________________________________

                                                                   PERCENT OF
COMPANY                                       U.S. $ VALUE         NET ASSETS
-------------------------------------------------------------------------------
FPL Group, Inc. (Common & Preferred)          $ 3,592,473             7.2%
DTE Energy, Co. (Common & Preferred)            2,935,885             5.9
Dominion Resources, Inc.                        2,548,700             5.1
American Electric Power Co., Inc.
  (Common & Preferred)                          2,380,662             4.8
Cinergy Corp.                                   2,267,370             4.5
Progress Energy, Inc.                           2,236,430             4.5
Equitable Resources, Inc.                       2,116,310             4.2
AT&T Corp.                                      2,029,373             4.0
NSTAR                                           1,612,080             3.2
Southern Co.                                    1,567,280             3.1
                                              -----------            ----
                                              $23,286,563            46.5%



1

ALLIANCEBERNSTEIN UTILITY INCOME PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 2002 (unaudited)                Alliance Variable Products Series Fund
_______________________________________________________________________________


Company                                          Shares     U.S. $ Value
-------------------------------------------------------------------------------
COMMON & PREFERRED STOCKS-93.5%
UNITED STATES INVESTMENTS-85.4%
UTILITIES-80.6%
ELECTRIC & GAS UTILITIES-70.1%
AGL Resources, Inc.                               6,100      $   141,520
American Electric Power Co., Inc. (a)            54,700        2,380,662
Cinergy Corp.                                    63,000        2,267,370
Cleco Corp.                                      24,100          527,790
Consolidated Edison, Inc.                        23,600          985,300
Constellation Energy Group                       37,000        1,085,580
Dominion Resources, Inc.                         38,500        2,548,700
DPL, Inc.                                        21,000          555,450
DTE Energy Co.                                   55,889        2,494,885
DTE Energy Co. pfd. (a)                          16,800          441,000
Duke Power Energy Corp.                          16,800          522,480
Entergy Corp.                                    34,200        1,451,448
Equitable Resources, Inc.                        61,700        2,116,310
Exelon Corp.                                     14,400          753,120
FPL Group, Inc.                                  45,200        2,711,548
FPL Group, Inc. pfd. (a)                         16,700          880,925
KeySpan Corp.                                    15,100          568,515
KeySpan Corp. pfd. (a)                           17,000          885,105
New Jersey Resources Corp.                       19,800          591,030
Nisource, Inc. pfd.                               8,000          337,520
Northwest Natural Gas Co.                         5,250          150,937
NSTAR                                            36,000        1,612,080
People's Energy Corp.                             3,600          131,256
Pinnacle West Capital Corp.                       4,500          177,750
PPL Corp.                                        16,000          529,280
Progress Energy, Inc.                            43,000        2,236,430
Public Service Enterprise Group, Inc.            29,700        1,286,010
Questar Corp.                                     7,000          172,900
Sempra Energy pfd. (a)                           12,500          288,750
Southern Co.                                     57,200        1,567,280
Southwest Gas Corp.                               7,000          173,250
TXU Corp.                                        29,600        1,560,460
Wisconsin Energy Corp.                           26,000          657,020
Xcel Energy, Inc.                                19,600          328,692
                                                             ------------
                                                              35,118,353
                                                             ------------
TELEPHONE UTILITIES-10.5%
ALLTEL Corp.                                      5,000          235,000
AT&T Corp.                                      189,661        2,029,373
BellSouth Corp.                                  23,631          744,376
SBC Communications, Inc.                         15,195          463,448
Sprint Corp. (FON Group)                        107,248        1,137,901
Telephone & Data Systems, Inc.                    6,000          363,300
Verizon Communications, Inc.                      6,510          261,377
                                                             ------------
                                                               5,234,775
                                                             ------------
                                                              40,353,128
                                                             ------------

ENERGY-3.5%

DOMESTIC PRODUCERS-0.3%
WGL Holdings, Inc.                                5,600      $   145,040
                                                             ------------

PIPELINES-1.6%
El Paso Corp.                                     8,850          182,398
Kinder Morgan, Inc.                              11,500          437,230
Piedmont Natural Gas Co., Inc.                    5,100          188,598
                                                             ------------
                                                                 808,226
                                                             ------------

MISCELLANEOUS-1.6%
Dynegy, Inc. Cl.A                               111,000          799,200
                                                             ------------
                                                               1,752,466
                                                             ------------

TECHNOLOGY-1.3%
COMMUNICATIONS EQUIPMENT-1.3%
Lucent Technologies, Inc. pfd. (b)               13,600          666,400
                                                             ------------
Total United States Investments
  (cost $44,646,019)                                          42,771,994
                                                             ------------

FOREIGN INVESTMENTS-8.1%

BRAZIL-0.0%
Companhia Paranaense de Energia-Copel pfd. (ADR)  4,700           19,035
                                                             ------------

HONG KONG-0.6%
Hong Kong Electric Holdings, Ltd.                81,000          302,721
                                                             ------------

MEXICO-2.0%
Telefonos de Mexico, SA Series L (ADR)           30,800          988,064
                                                             ------------

NETHERLANDS-0.1%
France Telecom-CV Equant NV (a)                   3,300           39,600
                                                             ------------

SOUTH KOREA-0.8%
SK Telecom Co., Ltd. (ADR)                       15,701          389,228

SPAIN-1.2%
Gas Natural SDG, SA                              30,000          576,664
Telefonica de Espana, SA (ADR)                    1,617           40,185
                                                             ------------
                                                                 616,849
                                                             ------------

UNITED KINGDOM-3.4%
Centrica Plc                                    168,000          519,967
Lattice Group Plc                                89,500          233,340
National Grid Group Plc (ADR)                    27,000          949,320
                                                             ------------
                                                               1,702,627
                                                             ------------

Total Foreign Investments
  (cost $3,602,214)                                            4,058,124
                                                             ------------

Total Common & Preferred Stocks
  (cost $48,248,233)                                          46,830,118
                                                             ------------



2

                                         Alliance Variable Products Series Fund
_______________________________________________________________________________

                                                 Principal
                                                  Amount
Company                                            (000)    U.S. $ Value
-------------------------------------------------------------------------------
SHORT-TERM INVESTMENT-6.4%
TIME DEPOSIT-6.4%
State Street Euro Dollar
  1.25%, 7/01/02
  (cost $3,216,000)                             $ 3,216      $ 3,216,000
                                                             ------------

TOTAL INVESTMENTS-99.9%
  (cost $51,464,233)                                          50,046,118

Other assets less liabilities-0.1%                                56,966
                                                             ------------
NET ASSETS-100%                                              $50,103,084
                                                             ============


(a)  Non-income producing security.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration normally applied to certain qualified buyers. At December 31, 2001, the aggregate market value of this security amount to $666,400 or 1.3% of the net assets.

Glossary:
ADR - American Depositary Receipt

See Notes to Financial Statements.


3

ALLIANCEBERNSTEIN UTILITY INCOME PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2002 (unaudited)                Alliance Variable Products Series Fund
_______________________________________________________________________________

ASSETS
  Investments in securities, at value (cost $51,464,233)         $ 50,046,118(a)
  Cash                                                                    948
  Foreign cash, at value (cost $18,240)                                18,488
  Collateral held for securities loaned                             4,852,800
  Dividends and interest receivable                                    96,664
                                                                 ------------
  Total assets                                                     55,015,018
                                                                 ------------
LIABILITIES
  Payable for collateral received on securities loaned              4,852,800
  Advisory fee payable                                                 31,600
  Accrued expenses                                                     27,534
                                                                 ------------
  Total liabilities                                                 4,911,934
                                                                 ------------
NET ASSETS                                                       $ 50,103,084
                                                                 ============
COMPOSITION OF NET ASSETS
  Capital stock, at par                                          $      3,656
  Additional paid-in capital                                       62,598,917
  Undistributed net investment income                                 598,944
  Accumulated net realized loss on investments and foreign
    currency denominated assets and liabilities                   (11,680,566)
  Net unrealized depreciation of investments                       (1,417,867)
                                                                 ------------
                                                                 $ 50,103,084
                                                                 ============
Class A Shares
  Net assets                                                     $ 50,103,084
                                                                 ============
  Shares of capital stock outstanding                               3,655,701
                                                                 ============
  Net asset value per share                                      $      13.71
                                                                 ============


(a)  Includes securities on loan with a value of $4,757,788 (see Note F).

     See Notes to Financial Statements.


4

ALLIANCEBERNSTEIN UTILITY INCOME PORTFOLIO
STATEMENT OF OPERATIONS
Six Months Ended June 30, 2002 (unaudited)

                                         Alliance Variable Products Series Fund
_______________________________________________________________________________

INVESTMENT INCOME
  Dividends (net of foreign taxes withheld of $3,186)             $    884,484
  Interest                                                              37,262
                                                                  ------------
  Total investment income                                              921,746
                                                                  ------------
EXPENSES
  Advisory fee                                                         213,051
  Custodian                                                             50,691
  Administrative                                                        29,918
  Audit and legal                                                       10,534
  Printing                                                               4,905
  Directors' fees                                                        1,440
  Transfer agency                                                          363
  Miscellaneous                                                          5,400
                                                                  ------------
  Total expenses                                                       316,302
                                                                  ------------
  Net investment income                                                605,444
                                                                  ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT
AND FOREIGN CURRENCY TRANSACTIONS
  Net realized loss on investment transactions                      (8,983,563)
  Net realized loss on foreign currency transactions                    (1,047)
  Net change in unrealized appreciation/depreciation of:
  Investments                                                       (2,262,307)
  Foreign currency denominated assets and liabilities                      248
                                                                  ------------
  Net loss on investment and foreign currency transactions         (11,246,669)
                                                                  ------------
NET DECREASE IN NET ASSETS FROM OPERATIONS                        $(10,641,225)
                                                                  ============


See Notes to Financial Statements.


5

ALLIANCEBERNSTEIN UTILITY INCOME PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS       Alliance Variable Products Series Fund
_______________________________________________________________________________

                                               Six Months Ended    Year Ended
                                                June 30, 2002     December 31,
                                                  (unaudited)         2001
                                                 ==============  ==============
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income                            $   605,444     $   958,730
  Net realized loss on investment and foreign
    currency transactions                           (8,984,610)     (2,696,207)
  Net change in unrealized appreciation/
    depreciation of investments and foreign
    currency denominated assets and liabilities     (2,262,059)    (15,010,475)
                                                   -----------     -----------
  Net decrease in net assets from operations       (10,641,225)    (16,747,952)
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM
  Net investment income
    Class A                                           (937,618)     (2,428,492)
  Net realized gain on investments
    Class A                                                 -0-       (421,791)
CAPITAL STOCK TRANSACTIONS
  Net increase (decrease)                           (1,002,311)     19,920,932
                                                   -----------     -----------
  Total increase (decrease)                        (12,581,154)        322,697
NET ASSETS
  Beginning of period                               62,684,238      62,361,541
                                                   -----------     -----------
  End of period (including undistributed net
    investment income of $598,944 and
    $931,118, respectively)                        $50,103,084     $62,684,238
                                                   ===========     ===========


See Notes to Financial Statements.


6

ALLIANCEBERNSTEIN UTILITY INCOME PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
June 30, 2002 (unaudited)                Alliance Variable Products Series Fund
_______________________________________________________________________________

NOTE A: Significant Accounting Policies

The AllianceBernstein Utility Income Portfolio (the "Portfolio") is a series of Alliance Variable Products Series Fund, Inc. (the "Fund"). The Portfolio was formerly known as Alliance Utility Income Portfolio. The Portfolio's investment objective is to seek current income and capital appreciation by investing primarily in equity and fixed-income securities of companies in the utilities industry. The Fund was incorporated in the State of Maryland on November 17, 1987, as an open-end series investment company. The Fund offers nineteen separately managed pools of assets which have differing investment objectives and policies. The Portfolio offers Class A and Class B shares. As of June 30, 2002, the Portfolio had only Class A shares outstanding.

The Portfolio offers and sells its shares only to separate accounts of certain life insurance companies for the purpose of funding variable annuity contracts and variable life insurance policies. Sales are made without a sales charge at the Portfolio's net asset value per share.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States, which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Portfolio.

1. Security Valuation

Portfolio securities traded on a national securities exchange or on a foreign securities exchange (other than foreign securities exchanges whose operations are similar to those of the United States over-the-counter market) or on The Nasdaq Stock Market, Inc., are generally valued at the last reported sales price or if no sale occurred, at the mean of the closing bid and asked price on that day. Readily marketable securities traded in the over-the-counter market, securities listed on a foreign securities exchange whose operations are similar to the U.S. over-the-counter market, and securities listed on a national securities exchange whose primary market is believed to be over-the-counter (but excluding securities traded on The Nasdaq Stock Market, Inc.) are valued at the mean of the current bid and asked price. U.S. government and fixed income securities which mature in 60 days or less are valued at amortized cost, unless this method does not represent fair value. Securities for which current market quotations are not readily available are valued at their fair value as determined in good faith by, or in accordance with procedures adopted by, the Board of Directors. Fixed income securities may be valued on the basis of prices obtained from a pricing service when such prices are believed to reflect the fair market value of such securities.

2. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward exchange currency contracts are translated into U.S. dollars at the mean of the quoted bid and asked price of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated at rates of exchange prevailing when accrued.

Net realized gains and losses on foreign currency transactions represent foreign exchange gains and losses from sales and maturities of securities and forward exchange currency contracts, holdings of foreign currencies, exchange gains and losses realized between the trade and settlement dates on investment transactions, and the difference between the amounts of interest, dividends and foreign withholding tax reclaims recorded on the Portfolio's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of investments and foreign currency denominated assets and liabilities.

3. Taxes

It is the Portfolio's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required.

4. Investment Income and Investment Transactions
Dividend income is recorded on the ex-dividend date. Interest income is accrued daily. Investment transactions are accounted for on the date securities are purchased or sold. The Portfolio amortizes premiums and accretes discounts as adjustments to interest income. Investment gains and losses are determined on the identified cost basis.

5. Income and Expenses

Expenses attributable to a single portfolio are charged to that portfolio. Expenses of the Fund are charged to each portfolio in proportion to net assets. All income earned and expenses incurred by a portfolio with multi-class shares outstanding are borne on a pro rata basis by each


7

ALLIANCEBERNSTEIN UTILITY INCOME PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
(continued)                              Alliance Variable Products Series Fund
_______________________________________________________________________________

outstanding class of shares, based on the proportionate interest in the portfolio represented by the net assets of such class, except that the portfolio's Class B shares bear the distribution fees.

6. Dividends and Distributions

The Portfolio declares and distributes dividends and distributions from net investment income and net realized gains, respectively, if any, at least annually. Income dividends and capital gains distributions to shareholders are recorded on the ex-dividend date.

Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with accounting principles generally accepted in the United States. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.


NOTE B: Advisory Fee and Other Transactions with Affiliates

Under the terms of an investment advisory agreement, the Portfolio pays Alliance Capital Management L.P. (the "Adviser"), an investment advisory fee at an annualized rate of .75% of the Portfolio's average daily net assets.

Pursuant to the advisory agreement, the Portfolio paid $29,918 to the Adviser representing the cost of certain legal and accounting services provided to the Portfolio by the Adviser for the six months ended June 30, 2002.
Brokerage commissions paid on investment transactions for the six months ended June 30, 2002 amounted to $112,543, none of which was paid to Sanford C. Bernstein &Co. LLC, an affiliate of the Adviser.

The Portfolio compensates Alliance Global Investor Services, Inc., a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Portfolio. Such compensation amounted to $363 for the six months ended June 30, 2002.

NOTEC: Distribution Plan

The Portfolio has adopted a Plan for Class B shares pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the "Plan"). Under the Plan, the Portfolio pays distribution and servicing fees to the Distributor at an annual rate of up to .50% of the Portfolio's average daily net assets attributable to the Class B shares. The fees are accrued daily and paid monthly. The Board of Directors currently limit payments under the Plan to .25% of the Portfolio's average daily net assets attributable to Class B shares. The Plan provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities.

The Portfolio is not obligated under the Plan to pay any distribution and servicing fees in excess of the amounts set forth above. The purpose of the payments to the Distributor under the Plan is to compensate the Distributor for its distribution services with respect to the sale of the Portfolio's shares. Since the Distributor's compensation is not directly tied to its expenses, the amount of compensation received by it under the Plan during any year may be more or less than its actual expenses. For this reason, the Plan is characterized by the staff of the Commission as being of the "compensation" variety.

In the event that the Plan is terminated or not continued, no distribution and servicing fees (other than current amounts accrued but not yet paid) would be owed by the Portfolio to the Distributor.

The Plan also provides that the Adviser may use its own resources to finance the distribution of the Portfolio's shares.


8

                                         Alliance Variable Products Series Fund
_______________________________________________________________________________

NOTE D: Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the six months ended June 30, 2002, were as follows:

Purchases:
Stocks and debt obligations                                       $ 26,259,849
U.S. government and agencies                                                -0-

Sales:
Stocks and debt obligations                                       $ 30,011,005
U.S. government and agencies                                                -0-

At June 30, 2002, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation (excluding foreign currency transactions) are as follows:

Gross unrealized appreciation                                     $  3,169,818
Gross unrealized depreciation                                       (4,587,933)
Net unrealized depreciation                                       $ (1,418,115)

1. Forward Exchange Currency Contracts

The Portfolio may enter into forward exchange currency contracts to hedge exposure to changes in foreign currency exchange rates on foreign portfolio holdings, to hedge certain firm purchase and sales commitments denominated in foreign currencies and for investment purposes. A forward exchange currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate.

The Portfolio may enter into contracts to deliver or receive foreign currency it will receive from or require for its normal investment activities. It may also use contracts in a manner intended to protect foreign currency denominated securities from declines in value due to unfavorable exchange rate movements. The gain or loss arising from the difference between the original contracts and the closing of such contracts is included in realized gains or losses from foreign currency transactions. Fluctuations in the value of forward exchange currency contracts are recorded for financial reporting purposes as unrealized gains or losses by the Portfolio.

The Portfolio's custodian will place and maintain cash not available for investment or other liquid assets in a separate account of the Portfolio having an approximate value equal to the aggregate amount of the Portfolio's commitments under forward exchange currency contracts entered into with respect to position hedges.

Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The face or contract amount, in U.S. dollars, reflects the total exposure the Portfolio has in that particular currency contract.

At June 30, 2002, the Portfolio had no outstanding forward exchange currency contracts.

2. Option Transactions

For hedging and investment purposes, the Portfolio may purchase and write call options and purchase put options on U.S. securities that are traded on U.S. securities exchanges and over-the-counter markets.

The risk associated with purchasing an option is that the Portfolio pays a premium whether or not the option is exercised. Additionally, the Portfolio bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.

When the Portfolio writes an option, the premium received by the Portfolio is recorded as a liability and is subsequently adjusted to the current market value of the option written. Premiums received from which written options expire unexercised are recorded by the Portfolio on the expiration date as realized gains from written options. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium received is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium received is added to the proceeds from the sale of the underlying security or currency in determining whether the Portfolio has realized a gain or loss. In writ-

9

ALLIANCEBERNSTEIN UTILITY INCOME PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
(continued)                              Alliance Variable Products Series Fund
_______________________________________________________________________________

ing an option, the Portfolio bears the market risk of an unfavorable change in the price of the security or currency underlying the written option. Exercise of an option written by the Portfolio could result in the Portfolio selling or buying a security or currency at a price different from the current market value.
The Portfolio had no transactions in options written for the six months ended June 30, 2002.

NOTE E: Distributions to Shareholders

The tax character of distributions paid during the fiscal year ended December 31, 2001 and December 31, 2000 were as follows:

                                                  2001             2000
                                              ===========       ===========
Distributions paid from:
  Ordinary income                             $ 2,443,210       $   819,857
  Net long term capital gains                     407,073         2,301,907
                                              -----------       -----------
Total taxable distributions                     2,850,283         3,121,764
                                              -----------       -----------
Total distributions paid                      $ 2,850,283       $ 3,121,764
                                              ===========       ===========

As of December 31, 2001, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed ordinary income                                   $   931,118
                                                                -----------
Accumulated earnings                                                931,118
Accumulated capital and other losses                             (2,636,133)(a)
Unrealized appreciation/(depreciation)                              784,369(b)
                                                                 -----------
Total accumulated earnings/(deficit)                            $  (920,646)
                                                                ===========


(a) On December 31, 2001, the portfolio had a net capital loss carryforward of $1,498,725 which will expire on December 31, 2009. To the extent future capital gains are offset by capital loss carryforwards, such gains will not be distributed. Net capital losses incurred after October 31, and within the taxable year are deemed to arise on the first business day of the Portfolio's next taxable year. For the year ended December 31, 2001, the Portfolio deferred to January 1, 2002, post October capital losses of $1,137,408.

(b) The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

NOTE F: Securities Lending

The Portfolio has entered into a securities lending agreement with UBS/Paine Webber, Inc. (the "Lending Agent"). Under the terms of the agreement, the Lending Agent, on behalf of the Portfolio, administers the lending of portfolio securities to certain broker-dealers. In return, the Portfolio receives fee income from the lending transactions. All loans are continuously secured by collateral exceeding the value of the securities loaned. All collateral consists of either cash or U.S. Government securities. The Lending Agent invests the cash collateral in an eligible money market vehicle in accordance with the investment restrictions of the Portfolio. UBS/Paine Webber will indemnify the Portfolio for any loss resulting from a borrower's failure to return a loaned security when due. As of June 30, 2002, the Portfolio had loaned securities with a value of $4,757,788 and received cash collateral of $4,852,800. For the six months ended June 30, 2002, the Portfolio received fee income of $3,231 which is included in interest income in the accompanying statement of operations.


10

                                         Alliance Variable Products Series Fund
_______________________________________________________________________________

NOTE G: Capital Stock

There are 500,000,000 Class A shares of $.001 par value capital stock authorized. Transactions in capital stock were as follows:

                               SHARES                         AMOUNT
                    ---------------------------  ------------------------------
                      Six Months                   Six Months
                        Ended       Year Ended       Ended       Year Ended
                     June 30, 2002  December 31,  June 30, 2002   December 31,
                      (unaudited)       2001       (unaudited)        2001
                     ------------  ------------  --------------  --------------
Shares sold              320,574     1,457,645    $  5,010,087    $ 28,698,030
Shares issued in
  reinvestment of
  dividends and
  distributions           67,943       139,446         937,618       2,850,282
Shares redeemed         (459,103)     (623,939)     (6,950,016)    (11,627,380)
Net increase (decrease)  (70,586)      973,152    $ (1,002,311)   $ 19,920,932


NOTE H: Concentration of Risk

Investing in securities of foreign companies or foreign governments involves special risks which include changes in foreign exchange rates and the possibility of future political and economic developments which could adversely affect the value of such securities. Moreover, securities of many foreign companies or foreign governments and their markets may be less liquid and their prices more volatile than those of comparable United States companies or of the United States government.

NOTE I:Bank Borrowing

A number of open-end mutual funds managed by the Adviser, including the Portfolio, participate in a $750 million revolving credit facility (the "Facility") intended to provide short-term financing if necessary, subject to certain restrictions in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in the miscellaneous expenses in the statement of operations. The Portfolio did not utilize the Facility during the six months ended June 30, 2002.


11

ALLIANCEBERNSTEIN UTILITY INCOME PORTFOLIO
FINANCIAL HIGHLIGHTS                     Alliance Variable Products Series Fund
_______________________________________________________________________________

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                             CLASS  A
                                           ------------------------------------------------------------------------------
                                            Six Months
                                               Ended                       Year Ended December 31,
                                           June 30, 2002  ---------------------------------------------------------------
                                           (unaudited)       2001         2000         1999         1998         1997
                                            -----------  -----------  -----------  -----------  -----------  -----------
Net asset value, beginning of period         $ 16.82      $ 22.65      $ 21.66       $18.90      $ 15.67      $ 12.69

INCOME FROM INVESTMENT OPERATIONS
Net investment income (a)                        .16          .29         1.01(b)       .41(b)       .37(b)       .38(b)
Net realized and unrealized gain (loss)
  on investment and foreign currency
  transactions                                 (3.01)       (5.23)        1.36         3.19         3.31         2.84
Net increase (decrease) in net asset
  value from operations                        (2.85)       (4.94)        2.37         3.60         3.68         3.22

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income            (.26)        (.76)        (.36)        (.30)        (.31)        (.24)
Distributions from net realized gain
  on investments                                  -0-        (.13)       (1.02)        (.54)        (.14)          -0-
Total dividends and distributions               (.26)        (.89)       (1.38)        (.84)        (.45)        (.24)
Net asset value, end of period               $ 13.71      $ 16.82      $ 22.65      $ 21.66      $ 18.90      $ 15.67

TOTAL RETURN
Total investment return based on
  net asset value (c)                         (16.97)%     (22.50)%      11.45%       19.40%       23.91%       25.71%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)    $50,103      $62,684      $62,362      $46,158      $34,436      $20,347
Ratio to average net assets of:
  Expenses, net of waivers and
    reimbursements                              1.11%(d)     1.02%        1.00%         .95%         .95%         .95%
  Expenses, before waivers and
    reimbursements                              1.11%(d)     1.02%        1.04%        1.14%        1.35%        1.08%
  Net investment income                         2.13%(d)     1.49%        4.63%(b)     2.07%(b)     2.20%(b)     2.83%(b)
Portfolio turnover rate                           50%          25%          18%          16%          20%          30%



(a)  Based on average shares outstanding.

(b)  Net of expenses reimbursed or waived by the Adviser.

(c) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return calculated for a period of less than one year is not annualized.

(d)  Annualize


12

ALLIANCEBERNSTEIN UTILITY
INCOME PORTFOLIO                        Alliance Variable Products Series Fund
_______________________________________________________________________________

BOARD OF DIRECTORS
John D. Carifa, Chairman and President
Ruth Block (1)
David H. Dievler (1)
John H. Dobkin (1)
William H. Foulk, Jr. (1)
Clifford L. Michel (1)
Donald J. Robinson (1)

OFFICERS
Kathleen A. Corbet, Senior Vice President
Alfred L. Harrison, Senior Vice President
Andrew S. Adelson, Vice President
Andrew Aran, Vice President
Bruce K. Aronow, Vice President
Edward Baker, Vice President
Thomas J. Bardong, Vice President
Matthew Bloom, Vice President
Mark H. Breedon, Vice President
Russell Brody, Vice President
Kenneth T. Carty, Vice President
Frank Caruso, Vice President
John F. Chiodi, Vice President
Paul J. DeNoon, Vice President
Joseph C. Dona, Vice President
Gregory Dube, Vice President
Marilyn G. Fedak, Vice President
Jane Mack Gould, Vice President
David A. Kruth, Vice President
Alan E. Levi, Vice President
Michael Levy, Vice President
Gerald T. Malone, Vice President
Andrew Moloff, Vice President
Michael Mon, Vice President
Daniel Nordby, Vice President
Raymond J. Papera, Vice President
Douglas J. Peebles, Vice President
Jeffrey S. Phlegar, Vice President
Daniel G. Pine, Vice President
Steven Pisarkiewicz, Vice President
Michael J. Reilly, Vice President
John Ricciardi, Vice President
Paul C. Rissman, Vice President
Kevin F. Simms, Vice President
Michael A. Snyder, Vice President
Annie Tsao, Vice President
Jean Van De Walle, Vice President
Richard A. Winge, Vice President
Sandra Yeager, Vice President
Edmund P. Bergan, Jr., Secretary
Mark D. Gersten, Treasurer & Chief Financial Officer
Thomas Manley, Controller

CUSTODIAN
State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02110

DISTRIBUTOR
Alliance Fund Distributors, Inc.
1345 Avenue of the Americas
New York, NY 10105

INDEPENDENT AUDITORS
Ernst & Young LLP
5 Times Square
New York, NY 10036

LEGAL COUNSEL
Seward & Kissel
One Battery Park Plaza
New York, NY 10004

TRANSFER AGENT
Alliance Global Investor Services, Inc.
P.O. Box 1520
Secaucus, NJ 07096-1520
Toll-free 1-(800) 221-5672

(1)  Member of the Audit Committee.


13